Income Taxes - Income before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic	$ (43,069)	$ (56,258)
Foreign	848	816
Loss from operations before income taxes	$ (42,221)	$ (55,442)